Note 20 - Cash and cash equivalents and other investments	12 Months Ended
Dec. 31, 2023
Note 20 - Cash and cash equivalents and other investments
Note 20 - Cash and cash equivalents and other investments

20      Cash and cash equivalents and other investments

	Year ended December 31,
	2023	2022
Cash and cash equivalents
Cash at banks	370,487	149,424
Liquidity funds	223,424	422,859
Short-term investments	1,043,910	519,244
	1,637,821	1,091,527
Other investments - current
Fixed income (time-deposit, zero coupon bonds, commercial papers)	896,166	196,152
Bonds and other fixed income	834,281	211,953
Fund investments	239,184	30,343
	1,969,631	438,448
Other investments - non-current
Bonds and other fixed income	398,220	113,574
Others	7,411	6,328
	405,631	119,902